CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Time charter revenues	$ 65,069,003	$ 97,515,511	$ 150,216,130
Revenue from services (including $0, $0, $381,778 from related parties for the years ended December 31, 2022, 2023, and 2024, respectively)	1,174,376	0	0
Total revenues	66,243,379	97,515,511	150,216,130
EXPENSES:
Voyage expenses (including $1,944,288, $1,274,384 and $1,170,615 to related party for the years ended December 31, 2022, 2023, and 2024, respectively)	(4,248,856)	(5,052,228)	(3,721,277)
Vessel operating expenses	(26,188,773)	(41,913,628)	(41,259,554)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	(1,117,476)	0	0
Management fees to related parties	(4,808,602)	(7,167,397)	(6,562,400)
Depreciation and amortization	(15,037,006)	(22,076,831)	(18,535,237)
Loss on vessels held for sale	(3,629,521)	0	0
Provision for doubtful accounts	(4,823)	0	0
General and administrative expenses (including $2,100,000, $3,099,000 and $7,719,165 to related party for the years ended December 31, 2022, 2023, and 2024, respectively)	(13,343,878)	(5,681,371)	(7,043,937)
Net gain on sale of vessels	19,298,394	6,383,858	0
Gain from a claim	1,418,096	0	0
Total expenses, net	(47,662,445)	(75,507,597)	(77,122,405)
Other operating income (expense):
Net gain on disposal	158,440	0	0
Net gain from equity method investments measured at fair value	2,687,236	0	0
Total other operating income (expense)	2,845,676	0	0
Operating income	21,426,610	22,007,914	73,093,725
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $0, $0 and $781,828 to related party for the years ended December 31, 2022, 2023 and 2024, respectively)	(6,086,355)	(11,259,643)	(7,681,482)
Interest income	6,882,719	3,209,886	1,355,491
Foreign exchange gains / (losses)	(161,142)	(92,745)	109,882
Dividend income on equity securities	6,692,418	1,312,222	24,528
Dividend income from related party	1,423,332	1,166,667	0
Gain / (loss) on equity securities	(14,738,660)	5,136,649	27,450
Total other expenses, net	(5,987,688)	(526,964)	(6,164,131)
Net income from continuing operations, before taxes	15,438,922	21,480,950	66,929,594
Income taxes	(133,988)	(177,794)	(388,669)
Net income from continuing operations, net of taxes	15,304,934	21,303,156	66,540,925
Net income from discontinued operations, net of taxes	0	17,339,332	52,019,765
Net income	15,304,934	38,642,488	118,560,690
Less: Net income attributable to the non-controlling interest	(685,938)	0	0
Net income attributable to Castor Maritime Inc.	14,618,996	38,642,488	118,560,690
Deemed dividend on warrants repurchase	0	(444,885)	0
Dividend on Series D Preferred Shares	(2,645,833)	(1,020,833)	0
Deemed dividend on Preferred Shares	(606,444)	(196,296)	0
Deemed contribution from Series D preferred shareholders	22,437,675	0	0
Net income attributable to common shareholders of Castor Maritime Inc.	33,804,394	36,980,474	118,560,690
Other comprehensive loss:
Foreign currency translation	(1,878,694)	0	0
Net cash flow hedges	(168,377)	0	0
Other comprehensive loss	(2,047,071)	0	0
Other comprehensive loss attributable to noncontrolling interests	537,884	0	0
Other comprehensive loss attributable to Castor Maritime Inc.	(1,509,187)	0	0
Total comprehensive income	13,257,863	38,642,488	118,560,690
Comprehensive income attributable to noncontrolling interests	(148,054)	0	0
Total comprehensive income attributable to Castor Maritime Inc.	$ 13,109,809	$ 38,642,488	$ 118,560,690
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, continuing operations (in dollars per share)	$ 3.5	$ 2.05	$ 7.03
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, continuing operations (in dollars per share)	0.38	0.95	7.03
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, discontinued operations (in dollars per share)	0	1.81	5.5
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, discontinued operations (in dollars per share)	0	0.79	5.5
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, Total (in dollars per share)	3.5	3.86	12.53
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, Total (in dollars per share)	$ 0.38	$ 1.74	$ 12.53
Weighted average number of common shares, basic (in shares)	9,662,354	9,571,045	9,460,976
Weighted average number of common shares, diluted (in shares)	38,745,250	21,953,833	9,460,976